Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2019
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (142)	€ (63)
Derivative financial assets	53	158
Total of derivative financial liabilities and assets	(89)	95
Expiring in the following year
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(25)	6
Expiring after the following year
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(65)	90
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(62)	(61)
Derivative financial assets	45	38
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(31)	(1)
Derivative financial assets	1	7
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	49	0
Derivative financial assets	7	114
Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(60)
Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(421)
Financial liabilities | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	76	62
Financial liabilities | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	67	7
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,381)	(2,902)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,327)	(2,842)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(12)	(7)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(919)	(141)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(885)	(139)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(48)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(476)
Financial assets | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial assets	51	68
Financial assets | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial assets	2	97
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,878)	(2,452)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,923)	(2,493)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(136)	(291)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(137)	(297)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(4)	(48)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		(69)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(4)	(398)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(9)	€ (495)
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2023 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ (6)